INCOME TAX - Disclosure of unrecognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 58,643	$ 65,024
Deferred tax asset	7,873	8,778
Other investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	30,523	33,344
Deferred tax asset	8,241	4,501
Losses and tax pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	33,344	31,823
Deferred tax asset	4,501	8,592
Other financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	12,304	17,713
Deferred tax asset	$ 1,672	$ 2,398